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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Caledonia Investments plc

Address: Cayzer House, 30 Buckingham Gate, London England SW1E 6NN


Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Graeme P. Denison

Title:   Company Secretary

Phone:   44-20-7802-8080


Signature, Place, and Date of Signing:

 /s/ GRAEME P. DENISON        London, England           January 25, 2011
------------------------  ------------------------  ------------------------
      [Signature]               City, State                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:               1
                                         --------------
Form 13F Information Table Value Total:  $      113,061
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                                           (thousands)

List of Other Included Managers:

NONE

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                           Caledonia Investments plc
                          FORM 13F INFORMATION TABLE
                               December 31, 2010

                     TITLE                                                               VOTING AUTHORITY
                      OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER       CLASS    CUSIP   (X$1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------       ------ --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
Bristow Group, Inc.. Common 110394103 $113,061  2,387,776 SH          SOLE             2,387,776